Leases - Summary Of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation expense from right-of-use assets	$ (9,869)	$ (8,699)	$ (7,188)
Interest expense on lease liabilities	(6,022)	(6,423)	(5,481)
Foreign currency difference on lease liability	11,682	3,744	3,248
Loss from extinguishment of lease agreement (see Note 12)	(3,859)	0	(241)
Total amount recognized in profit and loss	(8,068)	(11,378)	(9,662)
Facilities [member]
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation expense from right-of-use assets	(9,423)	(8,228)	(6,955)
Fleet [member]
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation expense from right-of-use assets	(119)	(38)	(7)
Equipment [member]
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation expense from right-of-use assets	$ (327)	$ (433)	$ (226)